VIKING MUTUAL FUNDS

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VIKING TAX-FREE FUND FOR MONTANA
VIKING TAX-FREE FUND FOR NORTH DAKOTA
VIKING LARGE-CAP VALUE FUND

SEMI-ANNUAL REPORT  JUNE 30, 2000


SHAREHOLDER LETTER


Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2000.

The U.S. economy continued its strong advance from 1999 into the period under review. The tightest job market in decades has been a major inspiration for the carefree spending of Americans within this record 10-year period of expansion. This red-hot economy resulted in additional interest rate hikes by the Fed as preventive medicine in an attempt to diminish the risk of inflation going forward.

Certainly, inflation appeared to be under wraps. But monetary policy-makers, especially Fed Chief Alan Greenspan, continued to perceive risks that despite impressive gains in productivity, a dwindling pool of available workers would accelerate wages and foster more spending in an economy that has already had trouble keeping production on track with demand. With labor markets stretched taut and consumers snapping up goods with a vengeance, the Fed's policy-makers upped the Fed funds rate by a rare half-point in one twist of the interest-rate dial in their May meeting to a nine-year high 6.5 percent. However, after six tightenings by the Federal Open Market Committee, a number of more moderate economic measures began to emerge reflecting signs of a cooling economy. As a result, at its June 28 meeting the Fund left its key overnight lending target unchanged citing "tentative" signals that consumer demand was waning but that they remained wary of inflationary risks.

Uncertainty regarding interest rates kept the U.S. equity markets in a volatile mode throughout the period. All major indices including the S & P 500, Dow Jones Industrials, Russell 1000 Value and NASDAQ were down for the period. This was the first time since the first half of 1994 that all four indices finished down. Investors dislike uncertainty, but uncertainty may continue to dictate the outlook for equities over the balance of the year. Even if the Fed is done raising rates, it may continue to talk tough, stressing inflation risks in part to keep the markets from going too far too soon and igniting more spending and a pickup in economic growth, thus undoing the impact of the past year's worth of tighter money.

Rising rates during most of the period under review also presented challenges for the bond markets as bond prices fall when interest rates rise. However, following the 50 basis point rate hike in May and signs of a cooling economy, the bond markets rallied sending rates lower. Municipal bonds continue to look extraordinarily attractive relative to Treasury bonds with long-term AAA-rated Municipals paying in excess of 90% of the rate available from a comparable maturity Treasury.

In this type of market environment, it is even more important than ever to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual fund performance as well as the fund's portfolios and financial statements are presented within for your review.

We thank you for your patience during these turbulent times in the market and appreciate your continued confidence in Viking Mutual Funds. As always we will do our best to make sure your experience as a shareholder is a rewarding one.


Sincerely,
/s/Shannon D. Radke


Shannon D. Radke
President
Viking Mutual Funds

Viking Tax-Free Fund for Montana

By Shannon D. Radke
President / Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 3.74% for the six months ended June 30, 2000 (at net asset value with distributions reinvested).

In an attempt to cool demand and diminish the risk of higher inflation going forward, the Fed has raised rates six times since June 1999, but opted to let those hikes take hold in the economy before raising rates further. Accordingly, the Fed left its overnight lending target at 6.5 percent when it met June 28. Anticipation of rate hikes led to higher municipal yields and a resulting decrease in the fund's share price during the first part of the period. However, following the May rate hike and signs of a cooling economy, municipal yields fell and as a result lifted the fund's share price above year-end levels.

During the period, the Fund invested in a number of high quality Montana municipal bonds having various maturities. Purchases throughout the period included Montana Higher Ed Student Assistance Corp., Billings Airport Revenue and Montana Health Facilities Authority for Sidney Health Center. Adding the various purchases to the portfolio resulted in a duration at June 30, 2000 of
9.88 years.  Average credit quality at the end of the period was AA.

Going forward, the Fund will continue to invest in high quality issues throughout the state. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the fund.

The recent volatility of the equity markets speaks to the merits of disciplined asset allocation and we believe municipal bond funds can play an important role in the asset allocation investment strategy. Additionally, municipal bonds continue to look extraordinarily attractive relative to Treasury bonds on a historical basis.


Viking Tax-Free Fund for North Dakota

By Shannon D. Radke
President / Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 3.46% for the six months ended June 30, 2000 (at net asset value with distributions reinvested).

In an attempt to cool demand and diminish the risk of higher inflation going forward, the Fed has raised rates six times since June 1999, but opted to let those hikes take hold in the economy before raising rates further. Accordingly, the Fed left its overnight lending target at 6.5 percent when it met June 28. Anticipation of rate hikes led to higher municipal yields and a resulting decrease in the fund's share price during the first part of the period. However, following the May rate hike and signs of a cooling economy, municipal yields fell and as a result lifted the fund's share price above year-end levels.

During the period, the Fund invested in a number of high quality North Dakota municipal bonds having various maturities. Purchases throughout the period included North Dakota Student Loan Revenue, North Dakota State Housing Finance Agency and Fargo School District. Adding the various purchases to the portfolio resulted in a duration at June 30, 2000 of 9.04 years. Average credit quality at the end of the period was a lofty AA+.

Going forward, the Fund will continue to invest in high quality issues throughout the state. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the fund.

The recent volatility of the equity markets speaks to the merits of disciplined asset allocation and we believe municipal bond funds can play an important role in the asset allocation investment strategy. Additionally, municipal bonds continue to look extraordinarily attractive relative to Treasury bonds on a historical basis.


Viking Large-Cap Value Fund

By:  J. Peter Skirkanich, Investment Committee Chairman
       Shannon D. Radke, President

Viking Large-Cap Value Fund provided a slightly negative return of -1.72% for the six months ended June 30, 2000 (at net asset value). Although this return was negative, it compared favorably with the -4.23% return of the Russell 1000 Value Index.

Uncertainty regarding interest rates kept the U.S. equity markets in a volatile mode throughout the period. All major equity market indices including the S&P 500, Dow Jones Industrials, Russell 1000 Value and NASDAQ, were down for the period. This was the first time since the first half of 1994 that all four indices finished down. The negative results were due to a very difficult second quarter which saw the Russell 1000 Value Index decline 4.7% and the S&P 500 decline 2.7%. The Dow dropped 4.3% and the once almighty NASDAQ declined 13.3%. We are pleased to report that the fund experienced positive performance for the second quarter. We were more active than usual during the volatile second quarter, as there were more opportunities to buy great companies at sound valuations.

We know most investors are tired of hearing about valuation comparisons that show the market overvalued, but these analytics are important in determining risk levels. In spite of the second quarter correction, valuations are still very high for the overall market. Though risk levels remain high, a large number of outstanding companies with modest valuations allows one to create and manage a portfolio with a lower risk level. We are comfortable with the fund's portfolio at 16x 2000 earnings estimates and are pleased with the upgrades afforded us over the past several months of market turmoil.

The keys to our positive second quarter results were Bestfoods and Heinz in the food area, El Paso Energy and Anadarko Petroleum in oil and gas, Abbott Labs and Merck in the drug area, Emerson Electric in electronics, SPX Corp. in the industrial products area and Novellus Systems in the computer related area. Many of these were new acquisitions during the period.

On the negative side, the chemicals, auto related, banks and industrial products holdings generally hurt performance. During the period we sold Dana and Thomas & Betts because of a deterioration in fundamentals, Keane reached our valuation objective and Texas Utilities was sold because of better opportunities in other areas.

The Fund's top sector weightings at June 30 included cyclical consumer non-durables, financial, technology and energy. The top five holdings were Emerson Electric, El Paso Energy, TRW, Bestfoods and Kimberly-Clark.

We remain confident that valuation does matter and that our investments in proven companies with strong profit potential will result in premium returns over the long haul, with substantially less volatility. Long term total return and capital preservation remains the investment objective of the fund.


VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2000

Viking Tax-Free Fund for Montana

                                          PRINCIPAL     MARKET                                     PRINCIPAL     MARKET
                                           AMOUNT       VALUE                                       AMOUNT       VALUE
MONTANA MUNICIPAL BONDS  92.5%
Cascade Cnty MT High Sch Dist B Bldg GO                         MT Hlth Fac Auth Mstr Ln Program
 (FGIC) 5.40% 07/01/15                    $10,000     $ 9,965    Marcus Daly Hosp A 6.00% 08/01/20   5,000       5,022
Jefferson Cnty MT Sch Dist No 27                                MT St Brd Hsg Sgl Fam Mtg Ser A-2
 (AMBAC)  5.60%  07/01/20                   5,000       4,952    5.65% 12/01/20                      5,000       4,737
Lewis & Clark Cnty High Sch Dist 1 Helena                       MT St Hgher Ed Stud Assist Corp
 (FSA)  5.40%  07/01/12                    10,000       9,921    Student Loan Rev 6.15% 12/01/06     5,000       5,131
*Montana St. Long Range Building                                MT St Hgher Ed Stud Assist Corp
 Pg - Ser D G.O.  5.25%  08/01/16          10,000       9,580    Rev Ser B 6.40% 12/01/32           25,000      25,204
Puerto Rico Commonwealth Rev (AMBAC)                            *MT St. Univ Revs Ref & Impr. Hghr
 5.50%  07/01/13                            5,000       4,964    Educ Fac (MBIA) 5.375% 11/15/21    25,000      23,612
Forsyth MT PCR Ref Puget Snd Pwr&Lght                           MT St Hlth Fac Auth Rev St. Peters
 (AMBAC)  6.80%  03/01/22                   5,000       5,162    Hosp 5.50%  06/01/11               10,000       9,985
Forsyth MT PCR Ref Montana Power                                Puerto Rico Hghwy & Tran Auth Hghwy
 (AMBAC)  6.125%  05/01/23                  5,000       4,994    Rev Ref Ser W (FSA) 5.25% 07/01/20  5,000       4,688
*Billings MT Airport Rev Ref (MBIA)                             Puerto Rico Elec Pwr Auth Pwr Rev
 6.20%  07/01/20                           25,000      25,869    Ser AA (MBIA)  5.00%  07/01/07      5,000       5,016
MT Hlth Facs Auth Sters Chrty Leavenworth                       Puerto Rico Pub Fin Corp Commonwealth
 (MBIA)  5.00%  12/01/24                    5,000       4,441    Approp (AMBAC)  5.375%  06/01/15   10,000       9,954
MT St Hlth Facs Auth Rev Providence Serv                        Total Municipal Bonds (cost $254,452)          251,341
 (MBIA)  5.375%  12/01/25                  10,000       9,460
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr                       SHORT-TERM INVESTMENTS  8.1%
 7.375%  06/01/30                          10,000       9,769   Franklin Puerto Rico Tax-Free Fund              14,053
MT Brd Reg (U of M) Hgher Ed Rev Esc C                          Goldman Sachs Financial Square
                                                                 Tax-Free Money Market                           8,100
 (MBIA)  5.20%  11/15/09                    5,000       5,005   Total Short-Term Investments (cost $22,100)     22,153
MT Brd Reg (U of M) Hgher Ed Rev Unref C
 (MBIA)  5.20%  11/15/09                    5,000       4,991   TOTAL MARKET VALUE OF SECURITIES
MT Hlth Facs Auth Master Ln Program                              OWNED  100.6% (COST $276,552)                 273,494
 Lutheran Home B  6.00%  10/01/08           5,000       5,062   RECEIVABLES AND OTHER ASSETS
MT St Hlth Fac Auth Rev State Hosp                               NET OF LIABILITIES  (0.6)%                     (1,644)
 (AMBAC)  5.00%  06/01/22                   5,000       4,475   NET ASSETS APPLICABLE TO 28,621
MT St Hlth Facs Auth Hlth Care Rev Sidney                        SHARES ($0.001 PAR VALUE)
 Hlth Center (ACA)  5.50%  09/01/13         5,000       4,736    OUTSTANDING  100.0%                          $271,850
MT St Hlth Fac Auth Rev Ref & Imp
 Sidney Hlth Center (ACA) 6.25% 09/01/29   35,000      34,646

Summary of Abbreviations:
   ACA - Insured by the
   AMBAC - Insured by the AMBAC Indemnity Corporation
   FGIC - Insured by the Financial Guaranty Insurance Company
   FSA - Insured by Financial Security Assurance
   MBIA - Insured by the Municipal Bond Insurance Association

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2000

Viking Tax-Free Fund for North Dakota

                                          PRINCIPAL     MARKET                                     PRINCIPAL     MARKET
                                           AMOUNT       VALUE                                       AMOUNT       VALUE
NORTH DAKOTA MUNICIPAL  BONDS  89.4%

Fargo ND Ref & Impt - Ser A                                      ND St Muni Bond Bank St Revolv Fund
 4.80%  05/01/08                           $ 5,000      $ 4,841   Prog - Ser A  5.75%  10/01/16      10,000      9,906
Grand Forks ND G.O. Tax Increment                                *ND State Student Loan Rev Ser A
 Ser B  5.80%  12/01/14                      5,000        5,014   (AMBAC) 7.00%  07/01/05            25,000     25,384
Grand Forks ND Park District Ref Impt                            NDSU Ag & Applied Science Univ Rev
 (AMBAC)  5.50%  05/01/24                    5,000        4,714   Ref Hsg & Aux Facs 6.40% 04/01/10   5,000      5,120
West Fargo ND G.O. Ref & Impt                                    ND St Water Comm Rev Water Dev - SW
 (FSA) 4.60%  05/01/10                      10,000        9,354   Pipeline A (AMBAC) 5.70% 07/01/17  10,000     10,006
Mercer Cnty Poll Ctl Rev Basin Electric                          Oliver Cnty ND Solid Waste Square
 Power Coop (AMBAC)  6.05%  01/01/19        10,000       10,101   Butte Elec(AMBAC) 5.45% 01/01/24    5,000      4,609
ND St HFA Rev Ref Housing Finance Program                        Puerto Rico Electric Power Auth Rev
 Home Mortgage Ser D  5.80%  07/01/14        5,000        4,857   (MBIA) 6.00%  07/01/11             10,000     10,611
Ward County ND Health Care Facilities Rev                        Puerto Rico Mun Fin Agy Ser A
 Trinity Olbig. Grp - B  7.50%  07/01/21    20,000       20,057   (FSA)  5.50%  07/01/21             10,000      9,806
Fargo ND School District Bldg Auth Rev First
 Mtg Ser B (AMBAC)  5.00%  05/01/10         10,000        9,708  Total Municipal Bonds (cost $203,855)         202,698
Grand Forks ND Hlth Care Facs Untd Hosp
 Oblig Group (MBIA)  6.25%  12/01/24        25,000       25,262  TOTAL MARKET VALUE OF SECURITIES
*Grand Forks ND Sales Tax Rev Aurora                              OWNED  89.4% (COST $203,855)                 202,698
 Project Ser A (MBIA)  5.625%  12/15/29     25,000       23,620  RECEIVABLES AND OTHER ASSETS
ND St Hsg Fin Agy Rev Hsg Fin Home Mtg                            NET OF LIABILITIES  10.6%                     23,959
 6.10%  07/01/28                            10,000        9,728  NET ASSETS APPLICABLE TO 23,810
                                                                  SHARES ($0.001 PAR VALUE)
                                                                  OUTSTANDING - 100.00%                       $226,657

Summary of Abbreviations:
     AMBAC - Insured by the AMBAC Indemnity Corporation
     FGIC - Insured by the Financial Guaranty Insurance Company
     FSA - Insured by Financial Security Assurance
     MBIA - Insured by the Municipal Bond Insurance Association

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2000

Viking Large-Cap Value Fund
                                 SHARES     VALUE                                           SHARES     VALUE
Common Stocks 99.5%
Consumer Non-Durables 21.5%                                   Health 7.0%
Air Products & Chemicals          800      $ 24,800           Abbott Laboratories            600        26,625
Albertson's Inc.                1,000        33,250           Elan Corp. ADR                 200         9,687
Bestfoods                         500        34,625           Merck & Co.                    200        15,225
ConAgra                         1,000        19,062           Tenet Healthcare               700        18,900
Crown Cork & Seal               1,500        22,500                                                     70,437
General Mills                     500        19,125           Technology 12.9%
Genuine Parts                     500        10,000           Computer Assoc. Intl.          600        30,712
Heinz                             500        21,875           Intel                          200        26,738
Hercules                        1,500        21,094           Novellus Systems               500        28,281
Universal Foods                   600        11,100           Parker-Hannifin                800        27,400
                                            217,431           Vishay Intertechnology         450        17,072
Cyclical 22.4%                                                                                         130,203
Akzo Nobel NV ADR                 500        21,031           Transportation 7.6%
Alcoa, Inc.                       600        17,400           CNF Transportation           1,000        22,750
DuPont (El) DeNemours             400        17,581           Delphi Automotive Systems    1,000        14,562
Emerson Electric                  700        42,979           TRW                            900        39,037
Ingersoll-Rand                    700        28,175                                                     76,349
Kennametel                        500        10,719           Utilities 4.7%
Kimberly-Clark                    600        33,900           SBC Communications             500        21,625
Rio Tinto ADR                     200        13,050           US West Inc.                   300        25,500
Rohm & Haas                       500        17,250                                                     47,125
SPX Corp.                         200        24,188           Total Common Stocks (Cost $994,254)    1,005,763
                                            226,273
Energy 10.2%                                                  SHORT-TERM INVESTMENTS  4.8%
Anadarko Petroleum                500        24,656           Financial Square Prime Obligation Fund    48,900
Conoco Inc. Cl. A                 800        17,600           Total Short-Term Investments
El Paso Energy                    800        40,750              (Cost $48,900)                         48,900
Phillips Petroleum                400        20,275
                                            103,281           TOTAL MARKET VALUE OF
Financial 13.3%                                                  SECURITIES OWNED 104.4%
Everest Reinsurance Holdings      600        19,725              (COST: $1,043,154)                  1,054,663
Fleet Financial Group             600        20,400           RECEIVABLES AND OTHER ASSETS
Hartford Financial Services Group 600        33,563              NET OF LIABILITIES (4.4%)             (44,222)
Lincoln National                  300        10,838
National City                     800        13,600           NET ASSETS APPLICABLE TO 103,797
U.S. Bancorp                    1,000        19,250              SHARES ($0.001 PAR VALUE)
Washington Mutual                 600        17,288              OUTSTANDING 100.0%                 $1,010,441
                                            134,664

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities
June 30, 2000

                                            Tax-Free Fund           Tax-Free Fund           Large-Cap
                                             for Montana           for North Dakota         Value Fund
ASSETS:
Investments in securities:
Cost                                        $   276,552             $   203,855             $    1,043,154
                                            --------------------------------------------------------------
Value                                           273,494                 202,698                  1,054,663
Cash                                                 32                     722                     10,310
Receivable fund shares sold                       9,000                  20,000                          -
Prepaid assets                                      186                     260                      1,162
Interest & dividends receivable                   3,277                   4,218                      1,859
Other assets                                      5,247                   5,117                      4,005
                                            --------------------------------------------------------------
Total assets                                    291,236                 233,015                  1,071,999
                                            --------------------------------------------------------------
LIABILITIES:
Security purchases payable                       10,007                       -                     55,415
Distributions payable                               782                     975                          -
Other accounts payable and accrued expenses       8,597                   5,383                      6,143
                                            --------------------------------------------------------------
Total liabilities                                19,386                   6,358                     61,558
                                            --------------------------------------------------------------
NET ASSETS                                      271,850                 226,657                  1,010,441
                                            --------------------------------------------------------------
COMPONENTS OF NET ASSETS
  AT JUNE 30, 2000
Capital shares, $0.001 par value,
  unlimited shares authorized                   277,723                 229,476                  1,000,524
Net unrealized appreciation (depreciation)       (3,058)                 (1,157)                    11,509
Accumulated net realized gain
  (loss) on investments                          (2,815)                 (1,662)                    (6,897)
Undistributed net investment income                   -                       -                      5,305
                                            --------------------------------------------------------------
NET ASSETS                                  $   271,850             $   226,657             $    1,010,441
                                            --------------------------------------------------------------
NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value                        $   271,850             $   226,657             $    1,010,441
                                            --------------------------------------------------------------
Shares outstanding                               28,621                  23,810                    103,797
                                            --------------------------------------------------------------
Net asset value per share                   $      9.50             $      9.52             $         9.73
                                            --------------------------------------------------------------
Maximum offering price per share
(net asset value per share divided by
95.50%, 95.50%, and 94.75%, respectively)   $      9.95             $      9.97             $        10.27
                                            --------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
For the six months ending June 30, 2000

                                            Tax-Free Fund           Tax-Free Fund           Large-Cap
                                             for Montana          for North Dakota          Value Fund
INVESTMENT INCOME:
Interest                                    $    3,204              $   5,514               $       -
Dividends                                          122                     83                  11,009
                                           ----------------------------------------------------------
Total investment income                          3,326                  5,597                  11,009
                                           ----------------------------------------------------------
EXPENSES:
Investment advisory fees                           301                    478                   2,981
Administrative fees                                 60                     95                     423
Distribution fees                                  150                    239                   1,690
Transfer agent fees                                 21                     86                     580
Accounting fees                                     30                     48                     211
Professional fees                                5,660                  5,583                   5,660
Insurance                                        2,451                  2,518                   2,622
Trustee fees                                       593                    593                     593
Registration fees                                  519                    242                     934
Custodian fees                                     290                    290                     290
Other                                                9                     32                     298
                                           ----------------------------------------------------------
Total expenses                                  10,084                 10,204                  16,282
Less expenses waived or reimbursed             (10,084)               (10,204)                (10,578)
                                           ----------------------------------------------------------
Net expenses                                         -                      -                   5,704
                                           ----------------------------------------------------------
NET INVESTMENT INCOME                            3,326                  5,597                   5,305
                                           ----------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments         (2,100)                (1,629)                 (6,897)
Net change in unrealized appreciation
  (depreciation) of investments                  2,898                  3,066                  11,812
                                           ----------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS                              798                  1,437                   4,915
                                           ----------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                 $    4,124              $   7,034               $  10,220
                                           ----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the six months ending June 30, 2000

                                            Tax-Free Fund           Tax-Free Fund           Large-Cap
                                             for Montana          for North Dakota          Value Fund
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                       $    3,326              $    5,597              $    5,305
Net realized gain (loss) on investments         (2,100)                 (1,629)                 (6,897)
Net change in unrealized appreciation
  (depreciation) of investments                  2,898                   3,066                  11,812
                                            ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      4,124                   7,034                  10,220
                                            ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (3,326)                 (5,597)                      -
Net realized gains                                   -                       -                       -
                                            ----------------------------------------------------------
Total distibutions to shareholders              (3,326)                 (5,597)                      -
                                            ----------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                      219,488                 144,337                 425,572
Proceeds from reinvestment of distributions      2,985                   4,883                   1,386
Cost of shares repurchased                     (96,380)                (51,531)                (18,020)
                                            ----------------------------------------------------------
Increase in net assets derived from
  capital share transactions                   126,093                  97,689                 408,938
                                            ----------------------------------------------------------
NET INCREASE IN NET ASSETS                     126,891                  99,126                 419,158
                                            ----------------------------------------------------------
NET ASSETS:
Beginning of period                         $  144,959              $  127,531             $   591,283
                                            ----------------------------------------------------------
End of period                               $  271,850              $  226,657             $ 1,010,441
                                            ----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana
Selected data for each share of the Fund outstanding throughout the periods were as follows:

                                                             For the Six           For the Period
                                                             Months Ended           from 8/3/991
                                                              06/30/00            through 12/31/99
                                                           -----------------------------------------
Net asset value, beginning of period                             $9.41                  $10.00
                                                           -----------------------------------------
Income (loss) from investment operations:
Net investment income                                             0.26                    0.15
Net realized and unrealized gain (loss) on investments            0.09                   (0.59)
                                                           -----------------------------------------
Total from investment operations                                  0.35                   (0.44)
                                                           -----------------------------------------
Less distributions from:
Net investment income                                            (0.26)                  (0.15)
Net realized gains                                                   -                       -
                                                           -----------------------------------------
Total distributions                                              (0.26)                  (0.15)
                                                           -----------------------------------------
Net asset value, end of period                                   $9.50                   $9.41
                                                           =========================================
Total return2                                                     3.74%                  (4.47)%


Ratios/supplemental data:
Net assets, end of period (000's)                                 $272                    $145
Ratio of net expenses to average net assets                       0.00%3,4                 0.00%3,4
Ratio of net investment income to average net assets              4.86%3                  4.15%3
Portfolio turnover rate                                          16.44%                   4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Annualized.
4Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $10,084 and $9,972. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 14.74% and 24.90% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout the periods were as follows:

                                                              For the Six          For the Period
                                                              Months Ended          from 8/3/991
                                                                06/30/00          through 12/31/99
                                                           ----------------------------------------
Net asset value, beginning of period                             $9.47                  $10.00
                                                           ----------------------------------------
Income (loss) from investment operations:
Net investment income                                             0.27                    0.18
Net realized and unrealized gain (loss) on investments            0.05                   (0.53)
                                                           ----------------------------------------
Total from investment operations                                  0.32                   (0.35)
                                                           ----------------------------------------
Less distributions from:
Net investment income                                            (0.27)                  (0.18)
Net realized gains                                                   -                       -
                                                           ----------------------------------------
Total distributions                                              (0.27)                  (0.18)
                                                           ----------------------------------------
Net asset value, end of period                                   $9.52                   $9.47
                                                           ========================================
Total return2                                                     3.46%                   (3.56)%


Ratios/supplemental data:
Net assets, end of period (000's)                                 $227                    $128
Ratio of net expenses to average net assets                       0.00%3,4                 0.00%3,4
Ratio of net investment income to average net assets              5.79%3                  4.28%3
Portfolio turnover rate                                          10.53%                  0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Annualized.
4Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $10,204 and $9,786 respectively. If the fees had not been waived or expenses had not been reimbursed, the annualized ratios of total expenses to average net assets would have been 10.56% and 29.72% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the periods were as follows:

                                                             For the Six             For the Period
                                                            Months Ended              from 8/3/991
                                                              06/30/00               through 12/31/99
                                                           ----------------------------------------
Net asset value, beginning of period                            $9.90                    $10.00
                                                           ----------------------------------------
Income (loss) from investment operations:
Net investment income                                            0.05                      0.02
Net realized and unrealized gain (loss) on investments          (0.22)                    (0.10)
                                                           ----------------------------------------
Total from investment operations                                (0.17)                    (0.08)
                                                           ----------------------------------------
Less distributions from:
Net investment income                                               -                     (0.02)
Net realized gains                                                  -                         -
                                                           ----------------------------------------
Total distributions                                                 -                    (0.02)
                                                           ----------------------------------------
Net asset value, end of period                                  $9.73                    $9.90
                                                           ========================================
Total return2                                                   (1.72)%                  (0.77)%


Ratios/supplemental data:
Net assets, end of period (000's)                             $1,010                     $591
Ratio of net expenses to average net assets                     1.35%3,4                  1.35%3,4
Ratio of net investment income to average net assets            1.27%3                   0.83%3
Portfolio turnover rate                                        23.43%                   6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Annualized.
4Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $10,578 and $11,025. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 3.91% and 8.58% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS

Notes to Financial Statements
June 30, 2000


1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of three series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap"), a diversified Fund, seeks long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitue a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Security Transactions, Investment Income, Expenses and Distributions - Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Original issue discounts and market premium are amortized to interest income over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually.

Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  CAPITAL STOCK
Transactions in capital shares were as follows:

                                                       Tax-Free Fund          Tax-Free Fund          Large-Cap
                                                        for Montana          for North Dakota        Value Fund
                                                     --------------------------------------------------------------
                                                        For the Six             For the Six          For the Six
                                                       Months Ended            Months Ended         Months Ended
                                                         06/30/00                06/30/00             06/30/00
                                                     --------------------------------------------------------------
Shares sold                                               23,123                  15,302                45,769
Shares issued on reinvestment of distributions               317                     518                   140
Shares redeemed                                          (10,229)                 (5,482)               (1,853)
                                                     --------------------------------------------------------------
Net Increase                                              13,211                  10,338                44,056
                                                     --------------------------------------------------------------

4.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets and 0.70% to the Large-Cap Fund's daily net assets. Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts.

For the period ending June 30, 2000, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $1,374, $154 and $1,556 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Fund, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis and the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis.

On June 30, 2000, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Fund had receivables from VFM for reimbursement of certain expenses of $5,247, $5,124 and $4,005, respectively. The Tax-Free Fund for Montana had a payable to VFM of $19 for transfer agent out-of-pocket expenses on June 30, 2000. The Tax-Free Fund for North Dakota had a payable to VFM of $46 for transfer agent out-of-pocket expenses on June 30, 2000.
The Large-Cap Fund had payables to VFM of $109 and $108 for investment advisory fees and transfer agent out-of-pocket expenses, respectively, on June 30, 2000. Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

5. INCOME TAXES No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. At June 30, 2000, the Tax-Free Fund for Montana and Tax-Free Fund for North Dakota had capital losses of $2,815 and $1,662, respectively, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

                                            Tax-Free Fund          Tax-Free Fund          Large-Cap
                                             for Montana          for North Dakota        Value Fund
                                            ----------------------------------------------------------
Investments at cost                          $    276,552          $    203,855          $   1,043,154
                                            ----------------------------------------------------------
Unrealized appreciation                               387                 1,436                106,027
Unrealized depreciation                            (3,445)               (2,593)               (94,518)
                                            ----------------------------------------------------------
Net unrealized appreciation (depreciation)   $     (3,058)         $     (1,157)         $      11,509
                                             ----------------------------------------------------------

6.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000 were as follows:

                                      Tax-Free Fund          Tax-Free Fund          Large-Cap
                                       for Montana          for North Dakota        Value Fund
                                      ----------------------------------------------------------
Purchases                             $    171,119           $    124,561          $    611,449
Sales                                 $     22,484           $     20,359          $    195,326

7.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

TRUSTEES
Bruce C. Adams
Shirley R. Martz
Mike Timm
Shannon D. Radke
Douglas P. Miller

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Ave. SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739-1220

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Ave. SW
Minot, ND 58701

CUSTODIAN
First International Bank & Trust
3001 25th Street South
Fargo, ND 58103

TRANSFER AGENT
Viking Fund Management, LLC
1400 14th Ave. SW
Minot, ND 58701

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
207 East Broadway, Suite 200
Bismarck, ND 58501